DEBT - Fair Value of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 6,471,877	$ 6,919,387
Borrowings	5,778,000	$ 5,728,184
Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings	4,256,638
Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	4,357,041
Securitization debt 2018-1 | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings	281,393
Securitization debt 2018-1 | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	282,530
Securitization debt 2020-2 | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings	365,928
Securitization debt 2020-2 | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	402,039
SFR JV-1 securitization debt 2019-1 | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings	318,730
SFR JV-1 securitization debt 2019-1 | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	328,498
SFR JV-1 securitization debt 2020-1 | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings	520,270
SFR JV-1 securitization debt 2020-1 | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	548,021
SFR JV-1 securitization debt 2021-1 | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings	629,865
SFR JV-1 securitization debt 2021-1 | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	677,167
SFR JV-2 securitization debt 2022-1 | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings	509,276
SFR JV-2 securitization debt 2022-1 | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	524,460
SFR JV-2 securitization debt 2022-2 | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings	346,439
SFR JV-2 securitization debt 2022-2 | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	342,788
SFR JV-2 securitization debt 2023-1 | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings	415,281
SFR JV-2 securitization debt 2023-1 | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	398,278
Securitization debt 2023-2 | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings	354,406
Securitization debt 2023-2 | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	333,310
JV-2 delayed draw term loan | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings	188,655
JV-2 delayed draw term loan | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	193,256
JV-HD term loan A | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings	148,966
JV-HD term loan A | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	148,954
JV-HD term loan B | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings	148,966
JV-HD term loan B | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	148,954
The Shops of Summerhill mortgage | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings	16,079
The Shops of Summerhill mortgage | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	16,162
Corporate office mortgages | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings	12,384
Corporate office mortgages | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 12,624